FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE
MEASUREMENTS
The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;

Level 2	—	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3	—	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following table presents assets and liabilities which were measured at fair value on a recurring basis as of November 30, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Short-term investments(1)	$11.7	$9.2	$2.5	$—
Non-current investments(2)	86.9	31.3	55.6	—

Total	$98.6	$40.5	$58.1	$—

Liabilities:
Derivative contracts(3)	$56.7	$—	$56.7	$—

Total	$56.7	$—	$56.7	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
The following table presents assets and liabilities which were measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$489.0	$489.0	$—	$—
Short-term investments(1)	23.1	21.0	2.1	—
Non-current investments(2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts(3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of November 30, 2019, the fair value of total debt was $8,419.5 million compared to the carrying value of $8,188.0 million, excluding debt discounts and deferred financing costs. As of February 23, 2019, the fair value of total debt was $9,801.2 million compared to the carrying value of $10,086.3 million, excluding debt discounts and deferred financing costs.
Assets Measured at Fair Value on a
Non-Recurring
Basis
The Company measures certain assets at fair value on a
non-recurring
basis, including long-lived assets and goodwill, which are evaluated for impairment. Long-lived assets include store-related assets such as property and equipment and certain intangible assets. The inputs used to determine the fair value of long-lived assets and a reporting unit are considered Level 3 measurements due to their subjective nature.
During the second quarter of fiscal 2019, due to continued under performance of the Plated meal kit subscription and delivery operations, the Company recognized an impairment loss of $38.6 million to reduce the related asset group to its fair value. The impairment loss is included as a component of (Gain) loss on property dispositions and impairment losses, net. The impairment loss primarily relates to the Plated tradename, and to a lesser extent, certain other Plated intangible assets, leasehold interests and equipment. The fair value was determined using an income approach which included a relief-from-royalty method and relied on inputs with unobservable market prices including the assumed revenue growth rate, royalty rate, discount rate and estimated tax rate.

FAIR VALUE
MEASUREMENTS
The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;

Level 2	—	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3	—	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$489.0	$489.0	$—	$—
Short-term investments(1)	23.1	21.0	2.1	—
Non-current investments(2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts(3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 24, 2018 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$198.0	$198.0	$—	$—
Short-term investments(1)	24.5	22.1	2.4	—
Non-current investments(2)	91.2	40.2	51.0	—

Total	$313.7	$260.3	$53.4	$—

Liabilities:
Derivative contracts(3)	$11.8	$—	$11.8	$—
Contingent consideration(4)	60.0	—	—	60.0

Total	$71.8	$—	$11.8	$60.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
(4)	Included in Other current liabilities and Other long-term liabilities.
Contingent consideration obligations are a Level 3 measurement based on cash flow projections and other assumptions for the milestone performance targets. Changes in fair value of the contingent consideration are recorded in the consolidated statements of operations within Other income.
A reconciliation of the beginning and ending balances for contingent consideration obligations are as follows (in millions):

	Contingent Consideration
	February 23, 2019	February 24, 2018
Beginning balance	$60.0	$281.0
Plated acquisition	—	60.1
Change in fair value	(59.3)	(50.9)
Payments	(0.7)	(230.2)

Ending balance	$—	$60.0

The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of February 23, 2019, the fair value of total debt was $9,801.2 million compared to a carrying value of $10,086.3 million, excluding debt discounts and deferred financing costs. As of February 24, 2018, the fair value of total debt was $10,603.4 million compared to the carrying value of $11,340.5 million, excluding debt discounts and deferred financing costs.
Assets Measured at Fair Value on a Nonrecurring Basis
The Company measures certain assets at fair value on a
non-recurring
basis, including long-lived assets and goodwill, which are evaluated for impairment. Long-lived assets include store-related assets such as property and equipment and certain intangible assets. The inputs used to determine the fair value of long-lived assets and a reporting unit are considered Level 3 measurements due to their subjective nature. As described elsewhere in these Consolidated Financial Statements, the Company recorded a goodwill impairment loss of $142.3 million during fiscal 2017. No goodwill impairment losses were recorded during fiscal 2018 and fiscal 2016. The Company also recorded long-lived asset impairment losses of $36.3 million, $100.9 million and $46.6 million during fiscal 2018, fiscal 2017 and fiscal 2016, respectively.